Related Party Transactions and Balances - Schedule of Operations Through Proceeds Borrowed From Related Parties (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024		Dec. 31, 2023
Schedule of Operations Through Proceeds Borrowed From Related Parties [Line Items]
Due to related parties, beginning	$ 9,427,332		$ 8,087,981
Received			4,485,589
Repayment			(3,160,000)
Interest Expenses			15,228
Exchange Rate Translation			(1,466)
Due to related parties, ending	9,804,969		9,427,332
Yufeng Mi [Member]
Schedule of Operations Through Proceeds Borrowed From Related Parties [Line Items]
Due to related parties, beginning	4,571		1,831
Received			2,770
Repayment
Interest Expenses
Exchange Rate Translation			(30)
Due to related parties, ending			4,571
Yang Cao [Member]
Schedule of Operations Through Proceeds Borrowed From Related Parties [Line Items]
Due to related parties, beginning	182,558		86,150
Received			97,844
Repayment
Interest Expenses
Exchange Rate Translation			(1,436)
Due to related parties, ending			182,558
HongKong Kisen [Member]
Schedule of Operations Through Proceeds Borrowed From Related Parties [Line Items]
Due to related parties, beginning	9,240,203	[1]	8,000,000	[2]
Received	560,000	[1]	4,384,975	[2]
Repayment		[1]	(3,160,000)	[2]
Interest Expenses	4,766	[1]	15,228	[2]
Exchange Rate Translation		[1]		[2]
Due to related parties, ending	$ 9,804,969		$ 9,240,203	[1]

[1]	On April 7, 2022, the Company entered into a loan agreement with HongKong Kisen to borrow $10,000,000 at the interest rate of 0.1% for 10 months as working capital support and repaid $2,000,000 to HongKong Kisen in advance in 2022.
[2]	On April 7, 2022, the Company entered into a loan agreement with HongKong Kisen to borrow $10,000,000 at the interest rate of 0.1% for 10 months as working capital support and repaid $2,000,000 to HongKong Kisen in advance in 2022.